Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Registrant Name	ELTEK LTD.
Entity Central Index Key	0001024672
Amendment Flag	false
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Incorporation, State or Country Code	L3
Document Annual Report	true
Entity Common Stock, Shares Outstanding	6,020,693
Document Transition Report	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Shell Company Report	false
Entity Address, Postal Zip Code	4927920
Entity Address, Address Line One	20 Ben Zion Gelis Street
Entity File Number	0-28884
Trading Symbol	ELTK
Entity Address, City or Town	Petach Tikva
Entity Address, Country	IL
Security Exchange Name	NASDAQ
Title of 12(b) Security	Ordinary Shares, NIS 3.00 Nominal Value
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1197
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Location	Tel Aviv, Israel
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Address, Postal Zip Code	4927920
Entity Address, Address Line One	20 Ben Zion Gelis Street
City Area Code	972
Entity Address, City or Town	Petach Tikva
Entity Address, Country	IL
Local Phone Number	3-9395025
Contact Personnel Name	Ron Freund